Quarterly Holdings Report
for
Fidelity® Mid-Cap Stock K6 Fund
January 31, 2024
MCS-K6-NPRT3-0324
1.9893888.104
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.9%
Entertainment - 1.7%
Endeavor Group Holdings, Inc.	279,927	6,928,193
Liberty Media Corp. Liberty Formula One Class A	39,921	2,438,774
TKO Group Holdings, Inc.	21,500	1,799,335
Warner Music Group Corp. Class A	119,364	4,355,592
		15,521,894
Interactive Media & Services - 0.4%
Ziff Davis, Inc. (a)	49,184	3,315,002
Media - 0.8%
Cable One, Inc.	5,773	3,168,973
Interpublic Group of Companies, Inc.	116,755	3,851,747
		7,020,720
TOTAL COMMUNICATION SERVICES		25,857,616
CONSUMER DISCRETIONARY - 13.4%
Automobile Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	437,796	3,541,770
Aptiv PLC (a)	71,638	5,826,319
Atmus Filtration Technologies, Inc. (b)	47,000	1,049,510
		10,417,599
Broadline Retail - 0.2%
eBay, Inc.	54,100	2,221,887
Distributors - 0.4%
LKQ Corp.	87,100	4,064,957
Diversified Consumer Services - 0.8%
H&R Block, Inc.	148,170	6,940,283
Hotels, Restaurants & Leisure - 4.3%
Aramark	222,702	6,476,174
Caesars Entertainment, Inc. (a)	74,173	3,253,970
Churchill Downs, Inc.	72,769	8,802,866
Domino's Pizza, Inc.	13,773	5,870,328
Flutter Entertainment PLC (a)	16,500	3,405,267
Vail Resorts, Inc.	19,472	4,322,784
Wyndham Hotels & Resorts, Inc.	83,942	6,541,600
		38,672,989
Household Durables - 1.3%
D.R. Horton, Inc.	27,807	3,973,898
Mohawk Industries, Inc. (a)	20,394	2,126,075
NVR, Inc. (a)	785	5,554,103
		11,654,076
Leisure Products - 0.5%
Brunswick Corp.	51,100	4,122,748
Specialty Retail - 1.5%
Best Buy Co., Inc.	32,318	2,342,732
Burlington Stores, Inc. (a)	39,733	7,594,963
Chewy, Inc. (a)(b)	93,600	1,667,952
Foot Locker, Inc.	76,009	2,140,413
		13,746,060
Textiles, Apparel & Luxury Goods - 3.3%
Brunello Cucinelli SpA	107,033	10,676,393
PVH Corp.	99,922	12,016,620
Tapestry, Inc.	183,421	7,114,901
		29,807,914
TOTAL CONSUMER DISCRETIONARY		121,648,513
CONSUMER STAPLES - 5.2%
Beverages - 1.1%
Boston Beer Co., Inc. Class A (a)	13,010	4,544,003
Keurig Dr. Pepper, Inc.	158,470	4,982,297
		9,526,300
Consumer Staples Distribution & Retail - 2.3%
BJ's Wholesale Club Holdings, Inc. (a)	106,889	6,877,238
Performance Food Group Co. (a)	194,358	14,125,938
		21,003,176
Food Products - 1.1%
Bowery Farming, Inc. warrants (a)(c)(d)	10,540	43,530
Bunge Global SA	32,724	2,882,657
Lamb Weston Holdings, Inc.	30,762	3,151,259
Nomad Foods Ltd.	239,552	4,309,540
		10,386,986
Household Products - 0.7%
Energizer Holdings, Inc.	116,521	3,684,394
Reynolds Consumer Products, Inc.	84,967	2,308,553
		5,992,947
TOTAL CONSUMER STAPLES		46,909,409
ENERGY - 6.6%
Energy Equipment & Services - 1.1%
Expro Group Holdings NV (a)	239,981	4,223,666
NOV, Inc.	304,786	5,946,375
		10,170,041
Oil, Gas & Consumable Fuels - 5.5%
Canadian Natural Resources Ltd.	135,381	8,663,901
Cheniere Energy, Inc.	75,789	12,428,638
Energy Transfer LP	423,539	6,056,608
Hess Corp.	16,727	2,350,645
Imperial Oil Ltd.	230,166	13,276,339
Range Resources Corp.	238,095	6,914,279
		49,690,410
TOTAL ENERGY		59,860,451
FINANCIALS - 16.9%
Banks - 5.4%
BOK Financial Corp.	55,311	4,637,274
First Horizon National Corp.	604,253	8,604,563
Huntington Bancshares, Inc.	479,603	6,105,346
M&T Bank Corp.	56,909	7,859,133
PNC Financial Services Group, Inc.	42,813	6,473,754
U.S. Bancorp	140,092	5,819,422
Wintrust Financial Corp.	101,744	9,867,133
		49,366,625
Capital Markets - 1.5%
Cboe Global Markets, Inc.	23,796	4,374,895
Lazard, Inc. Class A	95,621	3,727,307
Raymond James Financial, Inc.	47,447	5,227,710
		13,329,912
Financial Services - 1.8%
Flywire Corp. (a)	102,800	2,196,836
Radian Group, Inc.	298,281	8,644,183
Shift4 Payments, Inc. (a)	28,294	2,031,792
WEX, Inc. (a)	17,800	3,638,142
		16,510,953
Insurance - 8.2%
American Financial Group, Inc.	99,281	11,953,432
Arch Capital Group Ltd. (a)	153,938	12,689,109
Assurant, Inc.	26,708	4,485,609
Beazley PLC	508,470	3,508,671
First American Financial Corp.	140,479	8,477,908
Globe Life, Inc.	45,300	5,563,746
Hartford Financial Services Group, Inc.	91,093	7,921,447
Hiscox Ltd.	338,687	4,459,575
RenaissanceRe Holdings Ltd.	40,270	9,214,984
The Travelers Companies, Inc.	27,818	5,879,612
		74,154,093
TOTAL FINANCIALS		153,361,583
HEALTH CARE - 8.0%
Biotechnology - 0.9%
Repligen Corp. (a)(b)	41,652	7,888,889
Health Care Equipment & Supplies - 2.1%
Dentsply Sirona, Inc.	83,600	2,905,100
Hologic, Inc. (a)	104,618	7,787,764
Inspire Medical Systems, Inc. (a)	11,542	2,433,862
Masimo Corp. (a)	44,374	5,721,584
		18,848,310
Health Care Providers & Services - 2.9%
Centene Corp. (a)	119,317	8,985,763
Henry Schein, Inc. (a)	53,405	3,996,830
Molina Healthcare, Inc. (a)	38,445	13,703,336
		26,685,929
Health Care Technology - 0.2%
Evolent Health, Inc.	63,000	1,852,830
Life Sciences Tools & Services - 0.8%
Charles River Laboratories International, Inc. (a)	21,222	4,589,894
Sartorius Stedim Biotech	9,800	2,660,424
		7,250,318
Pharmaceuticals - 1.1%
Elanco Animal Health, Inc. (a)	90,600	1,335,444
Recordati SpA	73,703	4,086,088
UCB SA	47,000	4,434,220
		9,855,752
TOTAL HEALTH CARE		72,382,028
INDUSTRIALS - 22.5%
Aerospace & Defense - 2.1%
BWX Technologies, Inc.	81,697	6,656,672
Huntington Ingalls Industries, Inc.	21,230	5,496,872
Woodward, Inc.	52,780	7,271,501
		19,425,045
Air Freight & Logistics - 0.4%
GXO Logistics, Inc. (a)	73,432	3,993,232
Building Products - 2.1%
Hayward Holdings, Inc. (a)	173,722	2,174,999
Johnson Controls International PLC	100,249	5,282,120
Owens Corning	73,367	11,117,302
		18,574,421
Commercial Services & Supplies - 1.1%
GFL Environmental, Inc.	298,296	10,135,119
Construction & Engineering - 2.1%
AECOM	133,350	11,760,137
Willscot Mobile Mini Holdings (a)	149,214	7,057,822
		18,817,959
Electrical Equipment - 4.2%
Acuity Brands, Inc.	43,708	10,409,497
Generac Holdings, Inc. (a)	46,094	5,239,505
Nextracker, Inc. Class A	49,154	2,225,202
Regal Rexnord Corp.	76,500	10,209,690
Vertiv Holdings Co.	171,108	9,638,514
		37,722,408
Ground Transportation - 1.1%
Knight-Swift Transportation Holdings, Inc. Class A	165,621	9,503,333
Machinery - 4.5%
Allison Transmission Holdings, Inc.	109,156	6,608,304
Chart Industries, Inc. (a)(b)	75,978	8,868,152
Crane Co.	56,012	6,951,649
Donaldson Co., Inc.	146,683	9,474,255
Energy Recovery, Inc. (a)	82,556	1,280,444
Fortive Corp.	102,030	7,976,705
		41,159,509
Marine Transportation - 0.5%
Kirby Corp. (a)	56,493	4,443,739
Professional Services - 3.9%
Leidos Holdings, Inc.	53,530	5,913,459
Science Applications International Corp.	55,853	7,130,194
SS&C Technologies Holdings, Inc.	73,678	4,495,832
TransUnion	112,170	7,761,042
WNS Holdings Ltd. sponsored ADR (a)	144,067	9,991,046
		35,291,573
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (a)	54,023	4,477,966
TOTAL INDUSTRIALS		203,544,304
INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 1.1%
Ciena Corp. (a)	119,200	6,317,600
Lumentum Holdings, Inc. (a)	72,898	4,005,016
		10,322,616
Electronic Equipment, Instruments & Components - 2.9%
Coherent Corp. (a)	65,652	3,121,096
Crane Nxt Co.	109,982	6,409,751
Fabrinet (a)	35,930	7,671,414
Flex Ltd. (a)	258,087	6,126,985
Keysight Technologies, Inc. (a)	17,591	2,695,997
		26,025,243
IT Services - 1.5%
Amdocs Ltd.	77,501	7,105,292
MongoDB, Inc. Class A (a)	15,458	6,191,238
		13,296,530
Semiconductors & Semiconductor Equipment - 0.6%
Allegro MicroSystems LLC (a)	146,400	3,797,616
MKS Instruments, Inc.	16,500	1,756,425
		5,554,041
Software - 1.1%
Dynatrace, Inc. (a)	179,937	10,256,409
TOTAL INFORMATION TECHNOLOGY		65,454,839
MATERIALS - 6.7%
Chemicals - 2.6%
Cabot Corp.	82,078	5,917,824
Celanese Corp. Class A	27,110	3,965,922
CF Industries Holdings, Inc.	61,367	4,633,822
Nutrien Ltd.	56,618	2,823,214
Westlake Corp.	44,586	6,168,473
		23,509,255
Containers & Packaging - 2.1%
Avery Dennison Corp.	23,711	4,729,159
Crown Holdings, Inc.	56,800	5,026,800
Graphic Packaging Holding Co.	109,800	2,800,998
O-I Glass, Inc. (a)	441,939	6,434,632
		18,991,589
Metals & Mining - 2.0%
Commercial Metals Co.	160,302	8,370,970
Franco-Nevada Corp.	37,387	4,045,010
Freeport-McMoRan, Inc.	143,046	5,677,496
		18,093,476
TOTAL MATERIALS		60,594,320
REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.1%
Essex Property Trust, Inc.	11,665	2,721,095
Gaming & Leisure Properties	149,977	6,846,450
Omega Healthcare Investors, Inc.	144,780	4,198,620
Realty Income Corp.	173,642	9,444,388
Ventas, Inc.	104,617	4,853,183
VICI Properties, Inc.	233,348	7,028,442
Welltower, Inc.	30,484	2,637,171
		37,729,349
Real Estate Management & Development - 0.7%
Jones Lang LaSalle, Inc. (a)	35,160	6,225,430
TOTAL REAL ESTATE		43,954,779
UTILITIES - 5.1%
Electric Utilities - 1.7%
Alliant Energy Corp.	111,365	5,419,021
FirstEnergy Corp.	123,415	4,526,862
IDACORP, Inc.	59,731	5,529,896
		15,475,779
Gas Utilities - 0.7%
Atmos Energy Corp.	51,978	5,922,373
Independent Power and Renewable Electricity Producers - 1.2%
The AES Corp.	171,158	2,854,915
Vistra Corp.	190,735	7,825,857
		10,680,772
Multi-Utilities - 0.7%
NiSource, Inc.	246,586	6,403,838
Water Utilities - 0.8%
Essential Utilities, Inc.	203,400	7,293,924
TOTAL UTILITIES		45,776,686
TOTAL COMMON STOCKS (Cost $766,927,626)		899,344,528

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc.:
Series C1 (a)(c)(d)	19,457	154,878
Series D1 (c)(d)	10,540	56,178
		211,056
HEALTH CARE - 0.1%
Biotechnology - 0.1%
National Resilience, Inc. Series B (a)(c)(d)	15,539	747,426
INDUSTRIALS - 0.2%
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series B, 6.00% (a)(c)(d)	11,901	1,264,481
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,711,945)		2,222,963

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	4,462,888	4,463,781
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	20,047,634	20,049,639
TOTAL MONEY MARKET FUNDS (Cost $24,513,420)		24,513,420

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $794,152,991)	926,080,911
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(20,786,589)
NET ASSETS - 100.0%	905,294,322

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,266,493 or 0.3% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,227,826

Bowery Farming, Inc. Series C1	5/18/21	1,172,271

Bowery Farming, Inc. Series D1	10/25/23	99,585

Bowery Farming, Inc. warrants	10/25/23	0

National Resilience, Inc. Series B	12/01/20	212,263

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	19,537,899	158,147,784	173,221,902	463,318	-	-	4,463,781	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	23,296,425	124,538,688	127,785,474	33,559	-	-	20,049,639	0.1%
Total	42,834,324	282,686,472	301,007,376	496,877	-	-	24,513,420

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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